Preferred Stock - Convertible Preferred Stock Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	$ 164,006	$ 160,507	$ 160,507	$ 55,975
Issuances	39,968	3,499	3,499	104,532
Retirements / Conversions	(203,974)
Convertible preferred stock, ending balance		164,006	164,006	160,507
Series A-1
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	6,065	6,065	6,065
Retirements / Conversions	(6,065)
Convertible preferred stock, ending balance		6,065	6,065	6,065
Series A-2
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	8,976	8,976	8,976
Retirements / Conversions	(8,976)
Convertible preferred stock, ending balance		8,976	8,976	8,976
Series A-3
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	10,611	10,611	10,611
Retirements / Conversions	(10,611)
Convertible preferred stock, ending balance		10,611	10,611	10,611
Series A-4
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	1,993	1,993	1,993
Retirements / Conversions	(1,993)
Convertible preferred stock, ending balance		1,993	1,993	1,993
Series A-5
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	12,858	12,858	12,858
Retirements / Conversions	(12,858)
Convertible preferred stock, ending balance		12,858	12,858	12,858
Series A-6
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	15,476	15,476	15,476
Retirements / Conversions	(15,476)
Convertible preferred stock, ending balance		15,476	15,476	15,476
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	84,528	84,528	84,528
Issuances	109
Retirements / Conversions	(84,637)
Convertible preferred stock, ending balance		84,528	84,528	84,528
Series B-1
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, beginning balance	23,499	20,000	20,000
Issuances	1	3,499
Retirements / Conversions	(23,500)
Convertible preferred stock, ending balance		$ 23,499	$ 23,499	$ 20,000
Series B-3
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuances	39,858
Retirements / Conversions	$ (39,858)